GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS
A summary of vessels sold and charters terminated during the six months ended June 30, 2020 is as follows:

(in thousands of $)	Vessel Type	Net Proceeds	Termination Payment	Gain/(Loss) on Sale of Asset
Front Hakata	VLCC	33,465	(3,186)	1,373
Sea Cheetah	Offshore Support	1,450	—	275
Sea Jaguar	Offshore Support	1,452	—	277
Sea Halibut	Offshore Support	700	—	175
Sea Pike	Offshore Support	700	—	175
Sea Leopard	Offshore Support	144	—	(25)
Total		37,911	(3,186)	2,250

All of the vessels sold in the six months ended June 30, 2020 were sold to unrelated third parties; the Front Hakata and Sea Leopard were previously accounted for as investments in direct financing leases and Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike were previously accounted for as operating lease assets.

No vessels were sold or charters terminated during the six months ended June 30, 2019.